Revenue	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue [Abstract]
Revenue
Note 8. Revenue
The Group recognizes its revenues from the transfer of goods and services to the fulfillment of its performance obligations. The Group’s annual revenue includes $5,913 (2022: $7,098, 2021: $3,637) recognized from intellectual property licensing and dossier generation.
Products
The Group primarily engages in developing, producing and marketing pharmaceutical solutions. It is considered an integrated international healthcare and pharmaceutical company across the three core therapeutical areas: hospitals/clinics, pharmacies (prescription) and over-the-counter (non-prescription).
The Group’s main products for the years ended December 31, 2023, 2022 and 2021 are:
a.Business to Business
Nextgel
i.Softgel: Integrated CMDO, soft gelatin capsules, softgels, gummy-gels and GTabs.
b.Business to Consumer
Procaps Colombia, CAN and CASAND
a.VitalCare: Branded drugs, consumer over-the-counter and generics.
i.Clinical Specialties: High-complexity drugs and medical devices.
ii.Farma: Branded prescription drugs.
Diabetrics
i.Diabetrics: Diabetes solutions and chronic disease management tool.
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers is disaggregated by primary geographical market and major products (refer to Note 9. Segment reporting) and by timing of revenue recognition in the table below.

For the year ended December 31 2023	Reportable segments					Corporate	Total
	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics

Segment revenue	243,035	148,270	75,663	96,324	40,102	—	603,394
Inter-segment revenue	(120,061)	(404)	(24,165)	(17,108)	(17,908)	—	(179,646)
Revenue from contracts with customers	122,974	147,866	51,498	79,216	22,194	—	423,748

Timing of revenue recognition
Goods transferred at a point in time	117,317	147,866	51,498	79,216	22,194	—	418,091
Services transferred over time	5,657	—	—	—	—	—	5,657
Total revenue from contracts with customers	122,974	147,866	51,498	79,216	22,194	—	423,748

For the year ended December 31 2022	Reportable segments					Corporate	Total
	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics

Segment revenue	253,467	145,275	77,306	80,043	34,466	—	590,557
Inter-segment revenue	(131,100)	(2,985)	(22,461)	(17,062)	(13,746)	—	(187,354)
Revenue from contracts with customers	122,367	142,290	54,845	62,981	20,720	—	403,203

Timing of revenue recognition
Goods transferred at a point in time	116,753	142,290	54,845	62,554	20,720	—	397,162
Services transferred over time	5,614	—	—	427	—	—	6,041
Total revenue from contracts with customers	122,367	142,290	54,845	62,981	20,720	—	403,203

For the year ended December 31 2021	Reportable segments					Corporate	Total
	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics

Segment revenue	241,563	156,850	64,198	67,605	47,622	—	577,838
Inter-segment revenue	(122,557)	(1,493)	(16,633)	(14,276)	(19,140)	—	(174,099)
Revenue from contracts with customers	119,006	155,357	47,565	53,329	28,482	—	403,739

Timing of revenue recognition
Goods transferred at a point in time	116,246	155,357	47,565	53,329	28,482	—	400,979
Services transferred over time	2,760	—	—	—	—	—	2,760
Total revenue from contracts with customers	119,006	155,357	47,565	53,329	28,482	—	403,739
Revenue recognized from goods transferred at a point in time include revenues related to “sales of goods” and “sales of trademarks and sanitary records”. Revenue recognized from services transferred over time include revenues related to “intellectual property licensing” and “dossier generation”. Revenues, other than sales of goods, are not material to the Group.